STATEMENT OF INVESTMENTS
BNY Mellon Select Managers Small Cap Growth Fund

February 28, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.7%
Automobiles & Components - 2.0%
Dorman Products	18,520	[a]	1,846,629
Fox Factory Holding	57,290	[a,b]	7,284,424
LCI Industries	22,002		3,100,962
Visteon	17,536	[a]	2,230,053
			14,462,068
Banks - 3.0%
Axos Financial	86,939	[a]	4,022,667
Bank OZK	30,414		1,253,665
Central Pacific Financial	48,988		1,108,598
Columbia Banking System	26,880	[b]	1,190,515
Federal Agricultural Mortgage, Cl. C	7,712		665,160
First Citizens Bancshares, Cl. A	1,545		1,140,040
First Financial Bankshares	46,868		2,093,125
Mr. Cooper Group	27,618	[a]	868,586
National Bank Holdings, Cl. A	25,132		973,865
Pacific Premier Bancorp	41,779		1,683,694
Pinnacle Financial Partners	15,325		1,243,930
Signature Bank	7,054		1,540,170
Texas Capital Bancshares	15,939	[a]	1,214,552
Western Alliance Bancorp	38,745		3,545,555
			22,544,122
Capital Goods - 11.7%
AAON	35,073	[b]	2,704,128
Advanced Drainage Systems	15,278		1,680,886
AeroVironment	32,906	[a]	3,622,293
AGCO	10,729		1,389,191
Ameresco, Cl. A	55,826	[a]	3,188,781
Armstrong World Industries	21,831		1,868,297
Astec Industries	36,491		2,478,469
Atkore	24,030	[a]	1,625,630
Axon Enterprise	7,018	[a]	1,161,409
Barnes Group	23,600		1,235,460
Beacon Roofing Supply	32,259	[a]	1,542,948
Builders FirstSource	26,614	[a]	1,151,455
Chart Industries	25,950	[a,b]	3,713,185
Donaldson	25,854		1,523,059
Encore Wire	15,514		1,016,632
Energy Recovery	31,797	[a]	559,627
ESCO Technologies	25,950		2,742,137

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.7% (continued)
Capital Goods - 11.7% (continued)
FuelCell Energy	55,424	[a]	938,883
Gibraltar Industries	9,352	[a]	816,897
H&E Equipment Services	57,478		1,777,795
John Bean Technologies	5,009		739,178
Kornit Digital	45,845	[a]	5,186,445
Kratos Defense & Security Solutions	122,499	[a,b]	3,368,723
Masonite International	37,363	[a]	4,099,468
MasTec	14,963	[a,b]	1,298,040
Moog, Cl. A	13,873		1,077,377
MSC Industrial Direct, Cl. A	5,274		454,250
Oshkosh	11,029	[b]	1,169,074
PGT Innovations	54,626	[a]	1,288,627
Plug Power	29,393	[a,b]	1,422,033
Proto Labs	9,465	[a,b]	1,378,861
Quanta Services	13,673		1,146,481
RADA Electronic Industries	89,159	[a]	1,141,235
RBC Bearings	18,055	[a]	3,594,028
Regal Beloit	15,485		2,116,335
Simpson Manufacturing	20,134		1,962,260
SiteOne Landscape Supply	37,295	[a,b]	5,911,630
The AZEK Company	28,003	[a]	1,235,212
Trex	48,907	[a,b]	4,481,837
Triton International	17,771		1,026,808
Valmont Industries	6,250		1,478,313
Vicor	18,293	[a,b]	1,801,678
WillScot Mobile Mini Holdings	88,641	[a]	2,458,015
			86,573,070
Commercial & Professional Services - 2.8%
CBIZ	51,153	[a]	1,542,263
Exponent	60,441		5,830,743
Franklin Covey	13,243	[a]	340,478
FTI Consulting	9,499	[a]	1,088,110
IAA	25,722	[a]	1,508,081
KAR Auction Services	22,179	[a]	308,510
McGrath RentCorp	17,169		1,333,345
Robert Half International	14,951		1,163,038
Tetra Tech	22,686		3,139,062
The Brink's Company	29,265		2,248,430
Upwork	17,609	[a]	948,773
Willdan Group	27,953	[a,b]	1,226,019
			20,676,852
Consumer Durables & Apparel - 3.1%
Callaway Golf	144,900	[b]	4,049,955
Capri Holdings	48,444	[a]	2,260,881

Description	Shares		Value ($)
Common Stocks - 97.7% (continued)
Consumer Durables & Apparel - 3.1% (continued)
Century Communities	19,032	[a]	1,053,041
Clarus	32,736		568,297
Deckers Outdoor	11,086	[a]	3,615,256
Helen of Troy	10,866	[a]	2,355,749
KB Home	22,080		891,590
Kontoor Brands	15,773	[b]	666,409
Mattel	63,151	[a]	1,275,650
Skyline Champion	31,308	[a]	1,385,379
Sonos	45,789	[a]	1,783,024
Steven Madden	41,027		1,517,589
TopBuild	8,762	[a,b]	1,668,372
			23,091,192
Consumer Services - 5.9%
Bally's	26,598	[a]	1,583,113
BJ's Restaurants	22,486	[b]	1,248,648
Boyd Gaming	64,057	[a]	3,760,146
Bright Horizons Family Solutions	21,074	[a,b]	3,364,675
Brinker International	18,366	[a]	1,259,724
Caesars Entertainment	41,414	[a]	3,869,724
Century Casinos	84,383	[a]	680,127
Chegg	14,443	[a,b]	1,394,183
Churchill Downs	5,280		1,217,726
Extended Stay America	45,633		734,235
Hilton Grand Vacations	50,042	[a]	1,977,159
Lindblad Expeditions Holdings	26,086	[a,b]	543,371
Marriott Vacations Worldwide	6,662	[a]	1,130,608
Penn National Gaming	15,511	[a,b]	1,795,864
Scientific Games	20,406	[a]	955,613
SeaWorld Entertainment	23,629	[a]	1,173,416
Shake Shack, Cl. A	12,825	[a]	1,519,506
Strategic Education	16,005		1,455,175
Stride	78,942	[a]	1,898,555
Texas Roadhouse	60,566	[a]	5,504,238
The Cheesecake Factory	47,937	[a,b]	2,634,138
Travel + Leisure	17,630		1,065,381
Vail Resorts	6,304	[a]	1,949,071
WW International	39,544	[a,b]	1,166,153
			43,880,549
Diversified Financials - 1.3%
Cowen, Cl. A	32,229	[b]	1,090,952
Evercore, Cl. A	15,211		1,821,821
Hercules Capital	73,618		1,169,054
LPL Financial Holdings	10,761		1,415,502
OneMain Holdings	23,410		1,098,163

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.7% (continued)
Diversified Financials - 1.3% (continued)
PJT Partners, Cl. A	34,128		2,379,404
Upstart Holdings	11,959	[a,b]	784,989
			9,759,885
Energy - .8%
Bonanza Creek Energy	33,353	[a]	1,064,961
Clean Energy Fuels	65,466	[a]	853,677
Diamondback Energy	18,716		1,296,644
DMC Global	25,093	[a,b]	1,580,608
Texas Pacific Land	1,323	[b]	1,460,645
			6,256,535
Food & Staples Retailing - .7%
BJ's Wholesale Club Holdings	40,844	[a]	1,641,112
Grocery Outlet Holding	27,032	[a]	972,882
Performance Food Group	50,798	[a]	2,755,284
			5,369,278
Food, Beverage & Tobacco - 1.6%
Celsius Holdings	54,431	[a,b]	3,240,277
Darling Ingredients	13,166	[a]	829,985
Freshpet	15,702	[a]	2,447,628
J&J Snack Foods	15,351	[b]	2,437,125
Primo Water	30,246		432,215
SunOpta	66,542	[a,b]	1,034,063
Utz Brands	47,235	[b]	1,193,628
			11,614,921
Health Care Equipment & Services - 12.2%
Acadia Healthcare	22,871	[a]	1,263,394
Acutus Medical	21,049	[a,b]	436,977
Addus HomeCare	15,737	[a]	1,692,829
Alphatec Holdings	80,624	[a]	1,294,015
AMN Healthcare Services	31,236	[a]	2,276,167
BioLife Solutions	14,425	[a]	565,893
Cantel Medical	11,348	[a]	842,929
Castle Biosciences	22,582	[a]	1,718,039
CryoPort	106,490	[a,b]	6,329,765
Glaukos	15,852	[a]	1,498,965
Globus Medical, Cl. A	40,224	[a]	2,514,000
Guardant Health	5,863	[a]	862,916
HealthEquity	29,104	[a,b]	2,396,714
HealthStream	36,121	[a]	841,619
Inari Medical	10,688	[a]	1,117,965
Inmode	22,244	[a]	1,533,946
Inovalon Holdings, Cl. A	118,338	[a]	2,906,381
Inspire Medical Systems	17,703	[a]	4,121,081
Insulet	2,267	[a]	587,380

Description	Shares		Value ($)
Common Stocks - 97.7% (continued)
Health Care Equipment & Services - 12.2% (continued)
LeMaitre Vascular	32,150	[b]	1,652,189
LHC Group	25,282	[a]	4,593,992
Masimo	14,860	[a]	3,725,848
ModivCare	2,456	[a]	315,007
Neogen	29,282	[a]	2,398,781
Nevro	7,825	[a,b]	1,292,534
Novocure	5,294	[a]	789,335
Oak Street Health	10,944	[a,b]	580,360
Omnicell	61,970	[a]	7,863,993
PetIQ	46,832	[a,b]	1,614,299
Phreesia	56,231	[a]	3,444,149
Premier, Cl. A	70,910		2,398,176
R1 RCM	48,612	[a]	1,343,636
Schrodinger	10,887	[a,b]	1,115,700
Shockwave Medical	8,808	[b]	1,028,422
Simulations Plus	20,836	[b]	1,494,358
STAAR Surgical	38,050	[a]	3,957,581
Surgery Partners	28,956	[a]	1,142,893
Tabula Rasa HealthCare	38,597	[a,b]	1,565,108
Tactile Systems Technology	51,694	[a,b]	2,627,089
Talis Biomedical	44,819	[a,b]	773,576
Tandem Diabetes Care	12,202	[a]	1,171,270
Tenet Healthcare	25,224	[a]	1,286,928
The Ensign Group	17,443		1,430,675
U.S. Physical Therapy	12,707	[b]	1,489,769
Vocera Communications	95,223	[a]	4,079,353
			89,975,996
Household & Personal Products - 1.3%
Inter Parfums	28,845	[a,b]	2,110,589
Medifast	23,127		5,850,900
WD-40	6,446	[b]	2,009,541
			9,971,030
Insurance - 1.2%
Goosehead Insurance, Cl. A	12,919	[b]	1,673,527
James River Group Holdings	17,366		797,273
Kinsale Captial Group	24,242		4,268,047
Lemonade	7,972	[a,b]	1,002,798
Palomar Holdings	12,428	[a,b]	1,057,996
			8,799,641
Materials - 2.4%
Balchem	23,778		2,838,142
Element Solutions	167,062		3,015,469
Ingevity	29,614	[a]	2,057,581
Livent	86,825	[a,b]	1,616,682

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.7% (continued)
Materials - 2.4% (continued)
Louisiana-Pacific	36,904		1,756,999
Materion	18,373		1,258,183
Methanex	49,249		1,898,056
Olin	64,593		1,998,507
The Scotts Miracle-Gro Company	3,878	[b]	826,596
U.S. Concrete	11,354	[a,b]	584,277
			17,850,492
Media & Entertainment - .8%
Cardlytics	6,955	[a,b]	921,051
Lions Gate Entertainment, Cl. A	119,988	[a,b]	1,742,226
TechTarget	10,195	[a]	852,608
World Wrestling Entertainment, Cl. A	45,181	[b]	2,231,941
			5,747,826
Pharmaceuticals Biotechnology & Life Sciences - 13.1%
ACADIA Pharmaceuticals	3,077	[a,b]	150,681
Aclaris Therapeutics	60,889	[a]	1,356,607
Aerie Pharmaceuticals	51,107	[a,b]	939,858
Akebia Therapeutics	46,579	[a,b]	161,163
Albireo Pharma	18,977	[a]	661,538
ALX Oncology Holdings	23,046	[a,b]	1,850,364
Amicus Therapeutics	51,745	[a]	635,429
Arena Pharmaceuticals	30,302	[a]	2,434,765
argenx, ADR	3,640	[a]	1,203,675
Arrowhead Pharmaceuticals	17,636	[a]	1,404,884
Arvinas	12,214	[a]	956,356
Avantor	29,353	[a]	818,068
Axsome Therapeutics	9,841	[a,b]	662,890
Beam Therapeutics	13,195	[a,b]	1,176,070
Berkeley Lights	9,957	[a]	617,035
Biohaven Pharmaceutical Holding	22,293	[a,b]	1,894,459
Bio-Techne	13,398		4,845,923
Bridgebio Pharma	26,068	[a,b]	1,842,486
CareDx	68,900	[a]	5,448,612
Cassava Sciences	16,622	[a,b]	807,497
Coherus Biosciences	91,581	[a]	1,487,275
Collegium Pharmaceutical	37,236	[a,b]	878,397
Deciphera Pharmaceuticals	24,676	[a]	1,080,315
DermTech	18,085	[a,b]	1,206,812
Emergent BioSolutions	21,962	[a,b]	2,108,352
Exact Sciences	3,249	[a]	442,254
Fate Therapeutics	27,226	[a]	2,442,717
Global Blood Therapeutics	18,726	[a,b]	797,728
Halozyme Therapeutics	136,090	[a,b]	6,158,073
Horizon Therapeutics	9,917	[a]	901,554

Description	Shares		Value ($)
Common Stocks - 97.7% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 13.1% (continued)
Insmed	16,056	[a]	574,323
Intra-Cellular Therapies	24,777	[a,b]	877,849
Iovance Biotherapeutics	48,109	[a,b]	1,794,466
KalVista Pharmaceuticals	21,518	[a]	707,297
Karyopharm Therapeutics	63,008	[a,b]	870,771
Kiniksa Pharmaceuticals, CI. A	27,312	[a]	561,808
Krystal Biotech	13,593	[a]	1,072,352
Ligand Pharmaceuticals	23,635	[a,b]	3,503,179
Medpace Holdings	30,851	[a]	5,011,128
NanoString Technologies	10,889	[a,b]	759,943
Natera	12,887	[a]	1,496,052
Nektar Therapeutics	26,433	[a,b]	599,765
NeoGenomics	128,306	[a,b]	6,539,757
Novavax	3,987	[a]	921,914
Optinose	43,936	[a,b]	170,472
Pacira Biosciences	20,087	[a]	1,476,395
Prestige Consumer Healthcare	55,505	[a]	2,315,114
PTC Therapeutics	37,764	[a]	2,156,324
Puma Biotechnology	18,081	[a]	180,087
Reata Pharmaceuticals, Cl. A	6,298	[a,b]	769,993
Repligen	12,653	[a]	2,687,370
Revance Therapeutics	38,125	[a,b]	1,001,163
Rocket Pharmaceuticals	16,452	[a,b]	914,402
Scholar Rock Holding	17,263	[a]	933,928
Seer	11,680	[a,b]	563,326
Supernus Pharmaceuticals	36,599	[a,b]	983,415
TG Therapeutics	45,997	[a,b]	2,013,288
Turning Point Therapeutics	16,641	[a]	1,962,140
Twist Bioscience	4,040	[a]	556,066
Ultragenyx Pharmaceutical	6,060	[a,b]	857,732
Veracyte	54,814	[a,b]	3,182,501
Vericel	20,368	[a]	983,367
Zogenix	21,761	[a,b]	461,551
			96,831,075
Real Estate - 1.2%
Innovative Industrial Properties	9,591	[c]	1,870,245
Marcus & Millichap	21,360	[a]	808,903
QTS Realty Trust, Cl. A	29,684	[c]	1,843,970
Realogy Holdings	108,686	[a]	1,638,985
Retail Opportunity Investments	90,212	[c]	1,426,252
Terreno Realty	19,026	[c]	1,066,217
			8,654,572

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.7% (continued)
Retailing - 3.6%
CarLotz	39,627	[a]	353,473
Dick's Sporting Goods	14,923		1,065,055
Five Below	6,689	[a,b]	1,244,957
Floor & Decor Holdings, Cl. A	9,865	[a]	938,063
GrowGeneration	15,650	[a]	714,110
Leslie's	76,097	[a]	1,847,635
Lithia Motors, Cl. A	8,591	[b]	3,212,605
Magnite	18,916	[a,b]	924,425
Ollie's Bargain Outlet Holdings	27,821	[a,b]	2,300,240
Overstock.com	13,889	[a]	932,924
Points International	22,237	[a]	350,233
Pool	9,153		3,064,150
Rent-A-Center	27,252		1,574,076
Shutterstock	38,107	[b]	3,362,180
Signet Jewelers	41,549	[a,b]	2,068,309
Stitch Fix, Cl. A	11,266	[a,b]	859,708
The Children's Place	16,680	[a,b]	1,155,090
The RealReal	23,954	[a]	611,785
			26,579,018
Semiconductors & Semiconductor Equipment - 5.8%
Advanced Energy Industries	37,474		3,914,159
Ambarella	12,153	[a]	1,367,091
Brooks Automation	23,710		1,971,724
CEVA	36,295	[a]	2,222,343
Cohu	30,592	[a]	1,329,222
Cree	9,827	[a]	1,114,971
Inphi	14,149	[a]	2,328,784
Lattice Semiconductor	104,453	[a]	5,026,278
Monolithic Power Systems	18,220		6,823,755
ON Semiconductor	30,028	[a,b]	1,209,228
Onto Innovation	34,266	[a]	2,140,254
Power Integrations	11,106		981,437
Semtech	55,582	[a]	4,074,716
Silicon Motion Technology, ADR	44,491		2,644,545
Synaptics	41,809	[a,b]	5,603,660
			42,752,167
Software & Services - 16.0%
ACI Worldwide	79,238	[a]	3,031,646
Agilysys	31,225	[a]	1,860,698
Alarm.com Holdings	54,670	[a]	4,804,400
Appian	4,860	[a,b]	835,434
Avaya Holdings	46,202	[a]	1,370,813
Blackbaud	19,681	[a]	1,354,446
BlackLine	30,388	[a,b]	3,768,720

Description	Shares		Value ($)
Common Stocks - 97.7% (continued)
Software & Services - 16.0% (continued)
Bottomline Technologies	36,821	[a]	1,652,527
Brightcove	47,089	[a]	1,025,598
Cardtronics, Cl. A	15,268	[a]	588,581
Cerence	51,658	[a,b]	5,745,403
ChannelAdvisor	48,459	[a]	1,095,173
Cornerstone OnDemand	16,084	[a]	812,564
Coupa Software	4,112	[a]	1,423,821
Digital Turbine	15,205	[a]	1,255,477
Domo, Cl. B	19,715	[a]	1,256,437
Elastic	15,321	[a]	2,058,989
Envestnet	38,679	[a]	2,476,230
Euronet Worldwide	15,914	[a]	2,392,033
Everbridge	24,761	[a,b]	3,794,128
Evo Payments, Cl. A	69,777	[a]	1,776,522
ExlService Holdings	27,629	[a]	2,337,966
Fair Isaac	9,424	[a]	4,311,951
Five9	7,829	[a]	1,450,244
I3 Verticals, Cl. A	65,138	[a]	2,162,582
J2 Global	49,106	[a,b]	5,469,426
LivePerson	97,482	[a,b]	6,396,769
Manhattan Associates	8,648	[a]	1,063,272
MAXIMUS	20,868		1,696,151
Medallia	77,774	[a,b]	3,139,736
Mimecast	13,772	[a]	590,543
Pagerduty	20,251	[a,b]	906,030
Perficient	20,295	[a]	1,130,229
Q2 Holdings	36,357	[a,b]	4,431,191
QAD, Cl. A	18,684		1,199,513
Qualys	8,938	[a,b]	868,416
Rackspace Technology	20,295	[a,b]	426,601
Rapid7	27,352	[a]	2,085,316
Revolve Group	23,826	[a]	1,093,225
Sabre	75,227	[a]	1,105,085
SailPoint Technologies Holdings	29,673	[a,b]	1,672,964
Smartsheet, Cl. A	33,009	[a]	2,285,874
SolarWinds	23,348	[b]	378,004
Sprout Social, Cl. A	37,543	[a]	2,551,798
SPS Commerce	2,793	[a]	281,339
Teradata	25,392	[a]	1,018,219
The Descartes Systems Group	73,777	[a]	4,320,382
TTEC Holdings	36,558		3,075,990
Tyler Technologies	5,122	[a]	2,373,637
Varonis Systems	8,454	[a]	1,551,647
Wix.com	12,139	[a]	4,231,291

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.7% (continued)
Software & Services - 16.0% (continued)
WNS Holdings, ADR	51,346	[a]	3,836,060
Workiva	45,929	[a]	4,645,718
			118,466,809
Technology Hardware & Equipment - 3.4%
908 Devices	9,085	[a]	483,231
Calix	124,443	[a]	4,916,743
ePlus	21,579	[a]	2,040,510
FARO Technologies	14,058	[a]	1,313,861
II-VI	19,083	[a,b]	1,608,697
Immersion	70,606	[a]	699,705
Insight Enterprises	31,095	[a]	2,599,231
Itron	12,520	[a,b]	1,467,845
Ituran Location & Control	8,559	[a]	185,559
Knowles	52,011	[a]	1,081,309
Littelfuse	3,330		866,533
nLight	26,029	[a]	992,225
Novanta	19,640	[a]	2,598,961
Radware	38,278	[a]	997,525
Rogers	17,088	[a]	3,101,130
			24,953,065
Telecommunication Services - .1%
Boingo Wireless	77,043	[a]	878,290
Transportation - 3.6%
Air Transport Services Group	78,223	[a]	2,076,038
Allegiant Travel	18,086	[a]	4,561,108
Echo Global Logistics	41,805	[a]	1,164,687
Hub Group, Cl. A	18,568	[a]	1,069,145
JetBlue Airways	221,432	[a]	4,080,992
Kirby	26,226	[a]	1,640,699
Marten Transport	178,085		2,881,415
Matson	19,213		1,330,885
Saia	10,882	[a,b]	2,182,168
SkyWest	23,990	[a]	1,352,316
TFI International	31,297		2,185,157
XPO Logistics	16,149	[a,b]	1,882,973
			26,407,583
Utilities - .1%
California Water Service Group	17,923		984,869
Total Common Stocks (cost $461,441,241)			723,080,905

	1-Day Yield (%)
Investment Companies - 2.4%
Registered Investment Companies - 2.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $17,457,591)	0.07	17,457,591	[d]	17,457,591

Investment of Cash Collateral for Securities Loaned - 1.9%
Registered Investment Companies - 1.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $14,278,741)	0.03	14,278,741	[d]	14,278,741
Total Investments (cost $493,177,573)		102.0%		754,817,237
Liabilities, Less Cash and Receivables		(2.0%)		(14,612,942)
Net Assets		100.0%		740,204,295

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At February 28, 2021, the value of the fund’s securities on loan was $166,399,953 and the value of the collateral was $171,845,633, consisting of cash collateral of $14,278,741 and U.S. Government & Agency securities valued at $157,566,892.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Select Managers Small Cap Growth Fund

February 28, 2021 (Unaudited)

The following is a summary of the inputs used as of February 28, 2021 in valuing the fund’s investments:

	Level 1 Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	723,080,905	-	-	723,080,905
Investment Companies	31,736,332	-	-	31,736,332

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At February 28, 2021, accumulated net unrealized appreciation on investments was $261,639,664, consisting of $270,984,342 gross unrealized appreciation and $9,344,678 gross unrealized depreciation.

At February 28, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.